Capital Management (Tables)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Net Debt

	December 31, 2022	December 31, 2021
Credit Facilities	$383,031	$505,171
Unamortized debt issuance costs - Credit Facilities (note 7)	2,363	1,343
Long-term notes	547,598	874,527
Unamortized debt issuance costs - Long-term notes (note 8)	6,999	11,393
Trade and other payables	281,404	190,692
Cash	(5,464)	—
Trade and other receivables	(228,485)	(173,409)
Net Debt	$987,446	$1,409,717
Net Debt to Adjusted Funds Flow	0.8	1.9

Adjusted Funds Flow
Adjusted Funds Flow is reconciled to amounts disclosed in the primary financial statements in the following table.

	Years Ended December 31
	2022	2021
Cash flows from operating activities	$1,172,872	$712,384
Change in non-cash working capital	(26,072)	26,582
Asset retirement obligations settled	18,351	6,662
Adjusted Funds Flow	$1,165,151	$745,628